Leases (Details) - Schedule of Cash Flows Related Operating Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash Flows Related Operating Lease Liabilities [Abstract]
2024	$ 250
2025	145
2026	141
2027	141
2028	40
Total lease payments (undiscounted)	717
Less – discount to net present value	(75)
Present value of lease liabilities	$ 642	$ 886